6. DERIVATIVE LIABILITIES (Details-Level 3) (USD $)	12 Months Ended
	Dec. 31, 2013	May 25, 2013
Financial liabilities, Beginning balance	$ 0	$ 44,966
Recognition of conversion feature liability	44,966
Financial liabilities, Ending balance	1,650,243	44,966
Significant unobservable inputs (Level 3) [Member]
Financial liabilities, Beginning balance	0
Recognition of conversion feature liability	44,966
Recognition of derivative liability - warrants	1,531,303
Net unrealized loss on derivative liabilities	73,974
Financial liabilities, Ending balance	$ 1,650,243